Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$1,856	$2,091,582

Aerospace & Defense — 1.3%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	805	822,509
2.75%, 02/01/26 (Call 01/01/26)(a)	975	1,020,835
3.10%, 05/01/26 (Call 03/01/26)	782	828,975
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)(a)	814	867,032
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)(a)	745	853,300
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)(a)	2,893	3,268,772
Raytheon Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	239	260,620
		7,922,043
Agriculture — 1.7%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	895	962,599
4.40%, 02/14/26 (Call 12/14/25)	1,592	1,834,255
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,386	1,495,300
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	1,836	2,002,066
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	1,629	1,654,624
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)(a)	1,246	1,374,699
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)(a)	278	276,718
2.75%, 02/25/26 (Call 11/25/25)(a)	1,181	1,281,421
		10,881,682
Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	376	400,635
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26	178	180,123
Series 2014-2, Class A, 3.75%, 09/03/26	592	602,493
		1,183,251
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	1,330	1,437,424

Auto Manufacturers — 0.8%
American Honda Finance Corp., 2.30%, 09/09/26	791	849,028
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	615	613,229
4.00%, 10/06/26 (Call 07/06/26)	1,227	1,383,406
5.25%, 03/01/26 (Call 12/01/25)	1,820	2,140,411
Toyota Motor Credit Corp., 0.80%, 01/09/26(a)	20	20,003
		5,006,077
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)(a)	640	736,384

Banks — 24.7%
Bank of America Corp.
3.50%, 04/19/26	3,518	3,958,278
4.25%, 10/22/26	2,870	3,325,670
4.45%, 03/03/26	3,339	3,851,870
6.22%, 09/15/26	100	126,256
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	35	34,935
2.45%, 08/17/26 (Call 05/17/26)	1,407	1,521,614
2.80%, 05/04/26 (Call 02/04/26)	1,281	1,400,838

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The), 2.70%, 08/03/26	$2,237	$2,445,667
Barclays PLC
4.38%, 01/12/26	3,370	3,846,518
5.20%, 05/12/26	2,944	3,416,806
BPCE SA, 3.38%, 12/02/26	915	1,030,702
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	3,895	4,298,249
3.40%, 05/01/26	2,614	2,913,355
3.70%, 01/12/26	2,544	2,862,433
4.30%, 11/20/26	1,847	2,132,029
4.60%, 03/09/26	2,078	2,409,441
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	852	964,805
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)(a)	847	927,499
Cooperatieve Rabobank UA, 3.75%, 07/21/26	2,323	2,618,857
Credit Suisse Group AG, 4.55%, 04/17/26	2,452	2,860,724
Deutsche Bank AG, 4.10%, 01/13/26(a)	782	864,306
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	460	509,873
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,305	1,454,135
4.25%, 03/13/26	690	793,341
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	1,473	1,666,140
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	3,923	4,361,591
3.75%, 02/25/26 (Call 11/25/25)	2,609	2,940,186
HSBC Holdings PLC
3.90%, 05/25/26	3,270	3,702,294
4.30%, 03/08/26	3,720	4,272,420
4.38%, 11/23/26	2,375	2,728,923
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	4,175	4,595,924
3.20%, 06/15/26 (Call 03/15/26)(a)	2,332	2,588,240
3.30%, 04/01/26 (Call 01/01/26)	3,261	3,627,863
4.13%, 12/15/26	2,920	3,400,749
7.63%, 10/15/26	538	723,513
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	1,007	1,122,442
Lloyds Banking Group PLC, 4.65%, 03/24/26	2,263	2,599,712
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	1,418	1,543,394
3.85%, 03/01/26	3,109	3,547,649
Mizuho Financial Group Inc., 2.84%, 09/13/26	1,010	1,108,566
Morgan Stanley
3.13%, 07/27/26	4,033	4,464,854
3.88%, 01/27/26	3,668	4,170,003
4.35%, 09/08/26	3,021	3,522,577
6.25%, 08/09/26	1,297	1,645,711
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,544	1,678,235
3.38%, 01/14/26	900	1,008,972
Natwest Group PLC, 4.80%, 04/05/26	2,155	2,519,130
PNC Financial Services Group Inc. (The), 2.60%, 07/23/26 (Call 05/23/26)	1,359	1,483,009
Royal Bank of Canada
0.88%, 01/20/26	35	34,994
4.65%, 01/27/26	1,604	1,888,052
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)	1,516	1,645,739
State Street Corp., 2.65%, 05/19/26	1,294	1,418,159

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	$600	$598,026
2.63%, 07/14/26	3,078	3,330,181
3.01%, 10/19/26	1,597	1,760,054
3.78%, 03/09/26	1,973	2,236,869
Toronto-Dominion Bank (The), 0.75%, 01/06/26(a)	55	54,752
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	1,045	1,166,941
3.80%, 10/30/26 (Call 09/30/26)	1,276	1,462,411
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	1,581	1,750,973
Series V, 2.38%, 07/22/26 (Call 06/22/26)	2,187	2,355,618
Wachovia Corp., 7.57%, 08/01/26(a)(b)	545	708,985
Wells Fargo & Co.
3.00%, 04/22/26	4,583	5,000,236
3.00%, 10/23/26	4,646	5,111,297
4.10%, 06/03/26	3,586	4,096,431
Westpac Banking Corp.
2.70%, 08/19/26	1,417	1,554,917
2.85%, 05/13/26	2,278	2,511,973
		154,276,906
Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	4,590	5,148,098
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	2,378	2,667,307
Coca-Cola Co. (The)
2.25%, 09/01/26(a)	1,144	1,233,426
2.55%, 06/01/26	941	1,027,243
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	957	1,087,937
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)(a)	716	775,013
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	2,450	2,688,998
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	1,713	1,854,168
2.85%, 02/24/26 (Call 11/24/25)	882	967,545
		17,449,735
Biotechnology — 1.0%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	2,095	2,271,860
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	3,576	4,028,221
		6,300,081
Building Materials — 0.4%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	425	440,296
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	684	771,874
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	585	680,144
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	791	875,874
		2,768,188
Chemicals — 1.1%
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	890	1,004,143
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	953	1,046,527
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	956	1,061,093
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	1,161	1,289,662
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	907	1,047,785
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)(a)	150	170,256
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,295	1,446,644
		7,066,110

Security	Par (000)	Value

Commercial Services — 0.5%
Global Payments Inc., 4.80%, 04/01/26 (Call 01/01/26)	$803	$943,027
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)(a)	2,178	2,371,014
		3,314,041
Computers — 4.5%
Apple Inc.
2.05%, 09/11/26 (Call 07/11/26).	2,811	2,981,318
2.45%, 08/04/26 (Call 05/04/26)	2,963	3,206,470
3.25%, 02/23/26 (Call 11/23/25).	3,958	4,416,534
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(c)	2,558	2,983,779
6.02%, 06/15/26 (Call 03/15/26)(a)(c)	5,912	7,133,715
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)(a)	1,184	1,219,035
International Business Machines Corp.
3.30%, 05/15/26	3,693	4,136,197
3.45%, 02/19/26(a)	1,925	2,163,103
		28,240,151
Cosmetics & Personal Care — 0.5%
Procter & Gamble Co. (The)
2.45%, 11/03/26	1,265	1,378,875
2.70%, 02/02/26	806	884,787
Unilever Capital Corp., 2.00%, 07/28/26	830	880,804
		3,144,466
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	1,300	1,280,734
4.45%, 04/03/26 (Call 02/03/26)	805	894,854
Air Lease Corp.
2.88%, 01/15/26 (Call 12/15/25)	1,265	1,330,704
3.75%, 06/01/26 (Call 04/01/26)	1,507	1,655,982
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	937	1,005,898
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	1,751	1,946,447
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	530	584,192
Blackstone/GSO Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)(c)	730	751,528
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	444	513,122
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	2,407	2,694,131
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	930	933,273
3.45%, 02/13/26 (Call 11/13/25)	540	607,851
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	773	891,818
Invesco Finance PLC, 3.75%, 01/15/26(a)	583	656,207
Legg Mason Inc., 4.75%, 03/15/26(a)	560	662,110
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	1,273	1,413,361
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	1,089	1,244,204
Raymond James Financial Inc., 3.63%, 09/15/26(a)	767	880,524
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	945	1,037,478
		20,984,418
Electric — 5.4%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	510	569,170
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)(c)	241	242,125
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	470	527,561
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	185	199,286
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	100	113,372
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	110	118,291
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	872	970,327

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	$745	$818,122
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	445	487,097
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	668	730,605
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)(a)	1,003	1,096,429
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	968	1,074,635
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	2,370	2,562,207
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,240	1,378,818
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	625	697,225
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	727	817,083
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,338	1,471,399
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	590	633,737
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)(a)	235	253,553
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)(a)	1,502	1,678,650
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,365	1,496,845
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	452	502,339
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	790	875,731
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)	815	905,473
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	450	476,410
3.15%, 01/01/26	2,920	3,122,765
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	1,138	1,257,171
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	635	683,387
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	834	900,111
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	526	568,091
Southern California Edison Co., Series 20C, 1.20%, 02/01/26 (Call 01/01/26)(a)	236	237,520
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	2,451	2,725,684
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	10	9,985
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	657	708,502
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,108	1,222,578
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	835	921,723
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	866	971,695
		34,025,702
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	852	850,177

Electronics — 1.3%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	448	494,283
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	762	861,754
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	768	848,824
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	1,458	1,615,872
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)(a)	2,196	2,406,113
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	210	231,191
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)(a)	1,387	1,595,952
		8,053,989
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	888	971,960

Food — 1.5%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	125	138,719
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)(a)	826	891,518
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	865	959,743

Security	Par (000)	Value

Food (continued)
Kellogg Co., 3.25%, 04/01/26	$845	$942,167
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,310	1,427,245
3.50%, 02/01/26 (Call 11/01/25)	770	861,522
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	770	868,060
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	1,621	1,794,609
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	1,353	1,544,098
		9,427,681
Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	1,111	1,258,630

Gas — 0.4%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)(a)	765	889,519
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	870	942,314
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	350	389,078
		2,220,911
Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)(a)	805	903,323

Health Care - Products — 1.7%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	2,497	2,892,774
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(a)	1,330	1,442,186
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	922	1,040,385
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	1,644	1,848,645
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	2,019	2,227,219
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)(a)	1,159	1,271,748
		10,722,957
Health Care - Services — 1.1%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)(a)	2,155	2,548,589
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	110	119,532
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	978	1,096,387
UnitedHealth Group Inc.
1.25%, 01/15/26	785	800,527
3.10%, 03/15/26	1,863	2,069,085
		6,634,120
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,030	1,022,265
3.88%, 01/15/26 (Call 12/15/25)	1,485	1,597,281
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)(a)	1,120	1,120,773
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	195	199,245
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	400	400,156
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)(a)	1,115	1,143,666
4.25%, 01/15/26 (Call 12/15/25)	757	802,738
Prospect Capital Corp., 3.71%, 01/22/26 (Call 12/22/25)	400	395,604
		6,681,728
Home Builders — 0.3%
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)(a)	618	729,110
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	710	848,003
		1,577,113
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26(a)	649	712,239

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 3.5%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)(a)	$770	$846,284
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	908	1,029,908
American Financial Group Inc., 3.50%, 08/15/26 (Call 05/15/26)	796	876,730
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	2,403	2,720,677
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	650	752,330
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	3,476	3,856,309
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	599,040
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	785	914,604
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)(a)	405	475,506
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	690	785,751
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	856	969,737
Manulife Financial Corp., 4.15%, 03/04/26	1,536	1,781,345
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)(a)	1,267	1,433,927
Munich Re America Corp., Series B, 7.45%, 12/15/26	10	13,560
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	712	814,065
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)(a)	595	661,402
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)(a)	1,009	1,041,692
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	565	648,360
Swiss Re America Holding Corp., 7.00%, 02/15/26	166	212,068
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	812	939,719
Voya Financial Inc., 3.65%, 06/15/26(a)	655	745,940
		22,118,954
Internet — 1.1%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	2,905	3,093,070
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)(a)	205	207,622
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	1,467	1,649,861
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	845	945,040
JD.com Inc., 3.88%, 04/29/26	823	914,764
		6,810,357
Iron & Steel — 0.7%
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)	980	1,035,821
Vale Overseas Ltd., 6.25%, 08/10/26(a)	2,512	3,084,987
		4,120,808
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	687	763,202
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)(a)	1,437	1,524,298
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,025	1,081,990
Sands China Ltd., Series WI, 3.80%, 01/08/26 (Call 12/08/25)(c)	560	592,189
		3,961,679
Machinery — 0.7%
Caterpillar Financial Services Corp., 2.40%, 08/09/26	570	614,916
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)(a)	190	197,174
John Deere Capital Corp.
0.70%, 01/15/26	45	44,889
2.25%, 09/14/26	1,040	1,120,226
2.65%, 06/10/26	522	570,134
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)(a)	944	1,031,377

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	$902	$1,010,709
		4,589,425
Manufacturing — 0.8%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	1,161	1,247,471
General Electric Co., 5.55%, 01/05/26	450	544,104
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	1,653	1,816,813
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25).	522	587,088
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	694	777,738
		4,973,214
Media — 2.0%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	2,636	2,915,811
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	923	1,080,510
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	615	700,264
TCI Communications Inc., 7.88%, 02/15/26	655	874,170
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	636	709,566
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,436	1,500,692
3.00%, 02/13/26	971	1,067,750
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)(a)	1,150	1,305,836
Walt Disney Co. (The)
1.75%, 01/13/26(a)	1,590	1,655,794
3.38%, 11/15/26 (Call 08/15/26)	831	932,623
		12,743,016
Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	60	75,955

Oil & Gas — 4.4%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	1,524	1,677,375
3.41%, 02/11/26 (Call 12/11/25)(a)	1,653	1,839,938
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	2,899	3,182,493
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(a)	1,894	2,257,118
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	1,169	1,253,367
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	1,136	1,306,570
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,722	1,839,130
3.04%, 03/01/26 (Call 12/01/25)	3,320	3,643,700
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,440	1,631,477
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	1,127	1,340,116
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)(a)	225	227,531
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	923	1,060,370
Shell International Finance BV
2.50%, 09/12/26	1,657	1,794,697
2.88%, 05/10/26	2,420	2,654,958
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	1,654	1,797,683
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	50	52,485
		27,559,008
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	544	613,833
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(c)	370	372,812
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	1,386	1,619,306
		2,605,951
Pharmaceuticals — 5.9%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	5,360	5,889,086
3.20%, 05/14/26 (Call 02/14/26)	2,912	3,211,674

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	$1,358	$1,338,621
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	2,996	3,354,561
Cigna Corp., 4.50%, 02/25/26 (Call 11/27/25)	1,940	2,258,005
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	1,947	2,126,747
3.00%, 08/15/26 (Call 06/15/26)	1,300	1,430,273
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)(a)	2,302	2,492,859
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	682	682,102
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	996	1,129,056
Pfizer Inc.
2.75%, 06/03/26(a)	1,687	1,852,140
3.00%, 12/15/26	2,347	2,622,960
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	4,027	4,468,037
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	3,334	3,791,992
		36,648,113
Pipelines — 3.2%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	605	722,799
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	1,039	1,204,513
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	1,340	1,509,698
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	1,429	1,608,539
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	506	599,924
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	1,939	1,976,927
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)(a)	898	1,072,293
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	780	851,230
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	1,070	1,199,545
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	2,097	2,535,525
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	1,118	1,242,724
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)	724	793,888
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	1,334	1,570,958
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,459	1,897,925
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	862	988,464
		19,774,952
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	606	717,183

Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)(a)	818	932,438
4.30%, 01/15/26 (Call 10/15/25)	395	455,763
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	682	749,027
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	1,030	1,144,876
4.40%, 02/15/26 (Call 11/15/25)	985	1,131,824
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	621	683,709
2.95%, 05/11/26 (Call 02/11/26)(a)	862	948,390
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,648	1,786,729
3.65%, 02/01/26 (Call 11/03/25)(a)	1,519	1,711,457

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	$525	$595,702
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)(a)	449	467,360
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	510	529,931
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	1,274	1,428,676
4.45%, 02/15/26 (Call 11/15/25)	1,291	1,483,785
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	560	611,968
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)(a)	448	498,472
Equinix Inc., 2.90%, 11/18/26 (Call 09/18/26)	674	733,602
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(a)	794	870,311
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	680	758,554
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)(a)	120	121,609
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	1,477	1,694,296
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)(a)	816	918,024
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	981	1,092,049
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	345	379,631
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	685	744,492
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	460	487,913
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)(a)	770	863,809
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)(a)	535	596,525
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)(a)	845	967,525
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	436	489,558
Public Storage, 0.88%, 02/15/26 (Call 01/15/26)	55	55,005
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	105	104,161
4.13%, 10/15/26 (Call 07/15/26)	818	955,358
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)(a)	735	830,653
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	1,084	1,199,110
3.30%, 01/15/26 (Call 10/15/25)	1,301	1,426,052
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)(a)	371	400,613
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)(a)	295	333,707
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	434	454,693
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(a)	760	829,943
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	769	846,730
4.13%, 01/15/26 (Call 10/15/25)(a)	746	852,350
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)(a)	765	898,707
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	867	1,004,246
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	270	310,087
		36,379,420
Retail — 3.1%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	736	810,012
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	1,427	1,527,019
3.00%, 04/01/26 (Call 01/01/26)	1,716	1,904,588
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	1,952	2,103,592
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	2,837	3,207,285
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)(a)	695	777,775
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)(a)	174	173,024

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	$1,108	$1,191,222
Target Corp., 2.50%, 04/15/26(a)	1,470	1,606,651
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	1,450	1,553,965
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	1,905	2,114,512
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	2,095	2,339,968
		19,309,613
Semiconductors — 2.7%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	1,479	1,671,580
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)	2,459	2,704,310
4.25%, 04/15/26 (Call 02/15/26)	3,506	3,975,734
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	1,642	1,780,765
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	1,580	1,799,399
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,000	1,172,000
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,511	1,698,319
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	840	1,005,598
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(c)	1,182	1,341,629
		17,149,334
Software — 2.9%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	825	931,376
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	830	929,393
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	981	1,157,825
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	1,979	2,188,695
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	3,176	3,521,263
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	4,831	5,232,359
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)	4,075	4,429,647
		18,390,558
Telecommunications — 2.2%
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)(a)	1,026	1,125,255
3.88%, 01/15/26 (Call 10/15/25)	951	1,077,844
4.13%, 02/17/26 (Call 11/17/25)(a)	2,130	2,448,776
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,948	2,117,242
2.95%, 02/28/26	1,214	1,345,197
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	896	988,655
T-Mobile USA Inc., 1.50%, 02/15/26 (Call 01/15/26)(c)	995	1,009,000
Verizon Communications Inc., 2.63%, 08/15/26	3,213	3,492,242
		13,604,211

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	$891	$988,217

Transportation — 1.4%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	610	664,412
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	1,181	1,286,333
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,376	1,523,149
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,105	1,264,695
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	1,150	1,264,126
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	800	879,280
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)(a)	583	634,625
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	832	903,128
		8,419,748
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)(a)	563	622,779

Total Corporate Bonds & Notes — 98.9%
(Cost: $578,855,274)		618,405,564

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	34,966	34,987,326
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,667	2,667,000
		37,654,326

Total Short-Term Investments — 6.0%
(Cost: $37,642,871)		37,654,326

Total Investments in Securities — 104.9%
(Cost: $616,498,145)		656,059,890

Other Assets, Less Liabilities — (4.9)%		(30,785,627)

Net Assets — 100.0%		$625,274,263

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,611,186	$14,377,745	(a)	$—	$(1,070)	$(535)	$34,987,326	34,966	$12,764	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,437,000	1,230,000	(a)	—	—	—	2,667,000	2,667	188		—
					$(1,070)	$(535)	$37,654,326		$12,952		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$618,405,564	$—	$618,405,564
Money Market Funds	37,654,326	—	—	37,654,326
	$37,654,326	$618,405,564	$—	$656,059,890